Convertible debentures (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 USD ($) D	May 31, 2019 CAD ($) D $ / shares	May 31, 2018 CAD ($)
Convertible debentures
Principal amount issued		$ 454,386
Balance at the end of the year		421,366
Convertible debentures
Convertible debentures
Balance at the beginning of the year		0	$ 0
Principal amount issued		469,805	0
Fair value adjustment		(48,439)	0
Balance at the end of the year		$ 421,366	$ 0
Maturity term	5 years	5 years
Bearing interest rate	5.25%	5.25%
Conversion basis, holders		$ 1
Initial conversion rate	106.5644	106.5644
Initial conversion price | $ / shares		$ 9.38
Number of trading days | D	30	30
Conversion basis, percentage on conversion price	130	130
Number of Business days | D	5	5
Measurement period | D	5	5
Conversion basis, percentage on sale price and conversion price	98	98
Percentage of Redemption	100	100
Convertible debentures | Minimum
Convertible debentures
Number of trading days | D	20	20
Convertible debentures | Unsecured Loan [Member]
Convertible debentures
Principal amount issued	$ 350,000